FRONTIER FUNDS, INC.

333 Bishop’s Way, Suite 122

Brookfield, Wisconsin 53005

Rule 497(j)

File No. 33-43616

January 28, 2008

VIA EDGAR

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:

Frontier Funds, Inc.

File Number 033-43616

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, Frontier Funds, Inc. (“Fund”) hereby certifies that the forms of prospectus and statement of additional information of the Frontier MicroCap Fund, a series of the Fund, dated January 24, 2008, that would have been filed under paragraph (c) of Rule 497, would not have differed from those contained in Post-Effective Amendment No. 32 to the registration statement of the Fund on Form N-1A, as filed electronically with the Commission on January 24, 2008 (Accession Number 0001162044-08-000027).

Please direct any questions or comments with respect to this certification to the undersigned at (262) 436-8700.

Very truly yours,

FRONTIER FUNDS, INC.

/s/ Amy L. Siesennop

Amy L. Siesennop, President